Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long Term Debt By Current And Non Current (Abstract)
Long-Term Debt

7.Long–Term Debt

Facility	2012	2011
(a) Credit facilities	939,514	1,030,798
(b) Term bank loans	502,913	484,865

Total	1,442,427	1,515,663
Less – current portion	(186,651)	(196,996)

Long-term portion	1,255,776	1,318,667

(a)Credit facilities

As at December 31, 2012, the Company had seven open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two open facilities which have both a reducing revolving credit component and a term bank loan component. At December 31, 2012 there is no available unused amount. The aggregate available unused amount under these facilities at December 31, 2011 was $28,358 and was drawn down on January 17, 2012. Interest is payable at a rate based on LIBOR plus a spread. At December 31, 2012, the interest rates on these facilities ranged from 0.81% to 5.19%.

(b)Term bank loans

Term loan balances outstanding at December 31, 2012 amounted to $502,913. In July and November 2012, the Company drew down two installments of $13,800 each on an eight year term loan of $73.6 million in total agreed in January 2012, relating to the pre and post delivery financing of its first DP2 shuttle tanker Rio 2016, delivered in March 2013. In August and December 2012, the Company drew down two installments of $13,800 each on an eight year term loan of $73.6 million in total agreed in May 2012, relating to the pre and post delivery financing of its second DP2 shuttle tanker Brasil 2014, delivered in late April 2013 (Note16). The term bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments due at maturity between October 2016 and April 2022. Interest rates on the outstanding loans as at December 31, 2012 are based on LIBOR plus a spread. At December 31, 2012, the interest rates on these term bank loans ranged from 1.04% to 3.26%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2012	1.87%
Year ended December 31, 2011	1.66%
Year ended December 31, 2010	1.62%

Loan movements for credit facilities and term loans throughout 2012:

Loan	Origination Date	Original Amount	Balance at January 1, 2012	New Loans	Repaid	Balance at December 31, 2012
Credit facility1	2005	250,000	68,484	—	33,629	34,855
Credit facility	2005	220,000	147,360	—	13,135	134,225
Credit facility	2006	275,000	136,915	—	11,823	125,092
Credit facility2	2004	179,384	94,553	28,358	10,555	112,356
Credit facility3	2005	220,000	100,950	—	8,400	92,550
Credit facility	2006	371,010	271,010	—	20,000	251,010
10-year term loan	2004	71,250	35,157	—	3,124	32,032
Credit facility	2006	70,000	48,125	—	12,500	35,625
Credit facility	2007	120,000	97,500	—	5,000	92,500
10-year term loan	2007	88,350	71,790	—	5,520	66,270
Credit facility	2007	82,000	65,900	—	4,600	61,300
10-year term loan	2009	38,600	31,281	—	2,235	29,046
8-year term loan	2009	40,000	34,672	—	4,272	30,400
12 year term loan	2009	40,000	36,250	—	2,500	33,750
10-year term loan	2010	39,000	35,100	—	2,600	32,500
7-year term loan	2010	70,000	65,360	—	4,640	60,720
10-year term loan	2010	43,924	40,706	—	3,218	37,489
9-year term loan	2010	42,100	39,500	—	2,600	36,900
10-year term loan	2011	48,000	46,400	—	3,200	43,200
9-year term loan	2011	48,650	48,650	—	3,243	45,407
8-year term loan	2012	73,600	—	27,600	—	27,600
8-year term loan	2011	73,600	—	27,600	—	27,600

Total			1,515,663	83,558	156,794	1,442,427

1 The Company sold one of its vessels (La Madrina) secured under this credit facility within 2012 and accordingly, prepaid an amount of $23,600 included in the repayments in the above table.

2 This credit facility includes a fixed interest rate portion amounting to $63,799 as at December 31, 2012 (Note 15(c)).

3 The Company sold one of its vessels (La Prudencia) secured under this credit facility within 2012 and accordingly, on January 31, 2013, prepaid an amount of $20,352 (Note 16).

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $99,375 in 2012 and $92,188 in 2011, a minimum hull value in connection with the vessels’ outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances. As at December 31, 2012, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements. These agreements include terms in case of non-compliance with minimum value-to-loan ratios according to which the Company may be required to prepay indebtedness in the form of cash or provide additional security. Effective December 31, 2012 and for a period up to, and including, June 30, 2014 the majority of the Company’s lenders waived their right resulting from the aforementioned non-compliance of the value-to-loan covenant.

Following the conclusion of the waivers, an amount of $24,303 was reclassified within current liabilities representing the amount that the Company would be required to pay to satisfy the remaining loan-to-value ratio shortfall contained in loan agreements with a total outstanding debt as of December 31, 2012 of $335,604, in the event the lenders were to request such additional security in the form of cash payment. .

As of December 31, 2012 the Company was not in compliance with the leverage ratio required by its loans. In this respect, the Company entered into amendatory agreements with its lenders which waive the non-compliance of the leverage ratio covenant referred to above by increasing the relevant ratio for the period from December 31, 2012 through July 1, 2014 from 70% to 80%, establishing in this respect compliance as at December 31, 2012. Following these amendatory agreements and because management concluded that it is not probable that the amended ratio will fail to be met at any next measurement dates within the following 12 months, the debt was not classified as current in the 2012 consolidated balance sheet in accordance with ASC 470-10.

For one of its loan agreements under which an amount of $34,855 was outstanding at December 31, 2012, on February 28, 2013 the Company entered into an amendatory agreement with the lenders which waives the non-compliance of the leverage ratio covenant and the Security Cover ratio for a period from December 11, 2012 through September 6, 2013, re-establishing compliance as of the balance sheet date. According to this agreement the Company made a prepayment of $5,050 on February 28, 2013 against the balloon installment due in September 2013 and agreed increased interest rate margins during the waiver period and remaining term of the loan.

As of December 31, 2011, a subsidiary, in which the Company has a 51% interest, was not in compliance with the leverage ratio required by its loan, under which the amount of $48,125 was outstanding as of that date. In this respect, on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waives the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 31, 2012. This agreement required the subsidiary to make a prepayment in 2012 in the amount of $8,125 on the loan (classified in current liabilities at December 31, 2011) against the balloon installment due in 2016 and pay increased interest rate margins during the waiver period and remaining term of the loan. On April 8, 2013 the waiver period was extended to June 30, 2014 (inclusive).

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of December 31, 2012, Company’s working capital (non-restricted net current assets), amounted to a deficit of $51.1 million. Net cash flow generated from operations is the Company’s main source of liquidity whereas other management alternatives to ensure service of Company’s commitments include but are not limited to the issuance of additional equity, re-negotiation of new-building commitments, utilization of suitable opportunities for asset sales etc. Management believes, such alternatives along with current available cash holdings and cash expected to be generated from the operation of vessels, will be sufficient to meet the Company’s liquidity and working capital needs for a reasonable period of time.

The annual principal payments required to be made after December 31, 2012, excluding hull cover ratio shortfall of $24,303 discussed above, are as follows:

Year	Amount
2013	162,348
2014	121,583
2015	182,157
2016	268,627
2017	179,916
2018 and thereafter	527,796

1,442,427